COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments to Fund Various Senior Term Loans, Equipment Loans and Bridge Loans
As of September 30, 2024 and December 31, 2023, the Company had the following commitments to fund various investments:

	As of September 30, 2024	As of December 31, 2023

Total original loan commitments	$121,570,101	$—
Less: drawn commitments	(97,547,112)	—
Total undrawn commitments	$24,022,989	$—